YieldMax Ultra Option Income Strategy ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 83.6%		Shares	Value
Commercial Services - 6.0%
Quanta Services, Inc. (a)(b)		150,000	$71,194,500

Computers - 3.3%
Lumentum Holdings, Inc. (a)(c)		100,000	39,184,000

Electronics - 7.1%
Coherent Corp. (a)(c)		184,000	39,041,120
Jabil, Inc. (a)		190,000	45,066,100
			84,107,220

Engineering & Construction - 3.0%
Comfort Systems USA, Inc. (a)		31,000	35,405,100

Internet - 14.8%
Alphabet, Inc. - Class A (a)		180,000	60,840,000
Amazon.com, Inc. (a)(c)		154,000	36,852,200
Reddit, Inc. - Class A (a)(c)		185,000	33,349,950
Robinhood Markets, Inc. - Class A (a)(c)		449,800	44,746,104
			175,788,254

Investment Companies - 4.1%
IREN Ltd. (a)(c)		900,000	48,366,000

Machinery-Construction & Mining - 3.0%
NuScale Power Corp. (a)(c)		2,041,800	35,690,664

Mining - 5.0%
Southern Copper Corp. (a)		310,500	59,094,360

Pharmaceuticals - 1.9%
Eli Lilly & Co. (a)		22,000	22,817,300

Semiconductors - 19.5%
Analog Devices, Inc. (a)(b)		145,000	45,077,600
Applied Materials, Inc. (a)		93,000	29,975,760
Astera Labs, Inc. (a)(c)		200,000	30,124,000
Lam Research Corp. (a)		276,000	64,434,960
NVIDIA Corp. (a)		328,000	62,690,640
			232,302,960

Software - 12.8%
Intuit, Inc. (a)		36,000	17,961,120
MongoDB, Inc. (a)(c)		56,000	20,794,480
Palantir Technologies, Inc. - Class A (a)(c)		270,000	39,579,300
ROBLOX Corp. - Class A (a)(c)		450,000	29,592,000
Strategy, Inc. - Class A (a)(c)		293,000	43,865,030
			151,791,930

Telecommunications - 3.1%
Ciena Corp. (a)(c)		149,000	37,519,690
TOTAL COMMON STOCKS (Cost $948,967,423)			993,261,978

EXCHANGE TRADED FUNDS - 12.0%
Amplify Junior Silver Miners ETF (a)		1,499,500	47,684,100
Direxion Daily 20 Year Plus Treasury Bull 3x Shares (a)		900,000	33,237,000
VanEck Gold Miners ETF (a)		649,900	61,220,580
TOTAL EXCHANGE TRADED FUNDS (Cost $131,437,405)			142,141,680

PURCHASED OPTIONS - 3.8% (a)(c)	Notional Amount	Contracts
Call Options - 0.1% (d)(e)
NuScale Power Corp., Expiration: 02/06/2026; Exercise Price: $21.50	$35,690,664	20,418	275,643
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $170.00	43,865,030	2,930	397,015
Total Call Options			672,658

Put Options - 3.7% (d)(e)
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $310.00	121,680,000	3,600	621,000
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $220.00	73,704,400	3,080	686,840
Amplify Junior Silver Miners ETF, Expiration: 02/06/2026; Exercise Price: $31.50	95,368,200	29,990	4,213,595
Analog Devices, Inc., Expiration: 02/06/2026; Exercise Price: $287.50	90,155,200	2,900	203,000
Applied Materials, Inc., Expiration: 02/06/2026; Exercise Price: $307.50	59,951,520	1,860	580,320
Astera Labs, Inc., Expiration: 02/06/2026; Exercise Price: $147.00	60,248,000	4,000	2,050,000
Ciena Corp., Expiration: 02/06/2026; Exercise Price: $227.50	75,039,380	2,980	871,650
Coherent Corp., Expiration: 02/06/2026; Exercise Price: $207.50	78,082,240	3,680	5,170,400
Comfort Systems USA, Inc., Expiration: 02/20/2026; Exercise Price: $1,070.00	70,810,200	620	2,331,200
Direxion Daily 20 Year Plus Treasury Bull 3x Shares, Expiration: 02/06/2026; Exercise Price: $35.00	66,474,000	18,000	216,000
Eli Lilly & Co., Expiration: 02/06/2026; Exercise Price: $960.00	45,634,600	440	358,600
Intuit, Inc., Expiration: 02/06/2026; Exercise Price: $457.50	35,922,240	720	99,000
IREN Ltd., Expiration: 02/06/2026; Exercise Price: $49.00	48,366,000	9,000	2,344,500
Jabil, Inc., Expiration: 02/20/2026; Exercise Price: $210.00	90,132,200	3,800	494,000
Lam Research Corp., Expiration: 02/06/2026; Exercise Price: $220.00	128,869,920	5,520	1,653,240
Lumentum Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $372.50	78,368,000	2,000	5,050,000
MongoDB, Inc., Expiration: 02/06/2026; Exercise Price: $340.00	41,588,960	1,120	260,400
NuScale Power Corp., Expiration: 02/06/2026; Exercise Price: $17.50	71,381,328	40,836	4,042,764
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $172.50	125,381,280	6,560	318,160
Palantir Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $138.00	79,158,600	5,400	2,079,000
Quanta Services, Inc., Expiration: 02/20/2026; Exercise Price: $410.00	142,389,000	3,000	615,000
Reddit, Inc., Expiration: 02/06/2026; Exercise Price: $172.50	66,699,900	3,700	3,024,750
Robinhood Markets, Inc., Expiration: 02/06/2026; Exercise Price: $96.00	44,746,104	4,498	798,395
ROBLOX Corp., Expiration: 02/06/2026; Exercise Price: $63.00	59,184,000	9,000	3,397,500
Southern Copper Corp., Expiration: 02/20/2026; Exercise Price: $150.00	118,188,720	6,210	574,425
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $130.00	43,865,030	2,930	347,205
VanEck Gold Miners ETF, Expiration: 02/06/2026; Exercise Price: $89.00	122,441,160	12,998	2,073,181
Total Put Options			44,474,125
TOTAL PURCHASED OPTIONS (Cost $36,804,894)			45,146,783

TOTAL INVESTMENTS - 99.4% (Cost $1,117,209,722)			1,180,550,441
Other Assets in Excess of Liabilities - 0.6%			7,203,328
TOTAL NET ASSETS - 100.0%			$1,187,753,769

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $116,272,100.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.

YieldMax Ultra Option Income Strategy ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.3)%
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $357.50	$(60,840,000)	(1,800)	$(652,500)
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $257.50	(36,852,200)	(1,540)	(425,810)
Amplify Junior Silver Miners ETF, Expiration: 02/06/2026; Exercise Price: $36.50	(47,684,100)	(14,995)	(434,855)
Analog Devices, Inc., Expiration: 02/06/2026; Exercise Price: $325.00	(45,077,600)	(1,450)	(213,875)
Applied Materials, Inc., Expiration: 02/06/2026; Exercise Price: $350.00	(29,975,760)	(930)	(115,320)
Astera Labs, Inc., Expiration: 02/06/2026; Exercise Price: $165.00	(30,124,000)	(2,000)	(477,000)
Ciena Corp., Expiration: 02/06/2026; Exercise Price: $265.00	(37,519,690)	(1,490)	(886,550)
Coherent Corp., Expiration: 02/06/2026; Exercise Price: $240.00	(39,041,120)	(1,840)	(1,214,400)
Comfort Systems USA, Inc., Expiration: 02/20/2026; Exercise Price: $1,240.00	(35,405,100)	(310)	(1,049,350)
Direxion Daily 20 Year Plus Treasury Bull 3x Shares, Expiration: 02/06/2026; Exercise Price: $37.50	(33,237,000)	(9,000)	(301,500)
Eli Lilly & Co., Expiration: 02/06/2026; Exercise Price: $1,080.00	(22,817,300)	(220)	(374,550)
Intuit, Inc., Expiration: 02/06/2026; Exercise Price: $527.50	(17,961,120)	(360)	(82,800)
IREN Ltd., Expiration: 02/06/2026; Exercise Price: $56.00	(48,366,000)	(9,000)	(3,217,500)
Jabil, Inc., Expiration: 02/20/2026; Exercise Price: $250.00	(45,066,100)	(1,900)	(855,000)
Lam Research Corp., Expiration: 02/06/2026; Exercise Price: $252.50	(64,434,960)	(2,760)	(532,680)
Lumentum Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $432.50	(39,184,000)	(1,000)	(2,000,000)
MongoDB, Inc., Expiration: 02/06/2026; Exercise Price: $390.00	(20,794,480)	(560)	(312,200)
NuScale Power Corp., Expiration: 02/06/2026; Exercise Price: $19.50	(35,690,664)	(20,418)	(663,585)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $200.00	(62,690,640)	(3,280)	(331,280)
Palantir Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $172.50	(39,579,300)	(2,700)	(288,900)
Quanta Services, Inc., Expiration: 02/20/2026; Exercise Price: $460.00	(71,194,500)	(1,500)	(4,327,500)
Reddit, Inc., Expiration: 02/06/2026; Exercise Price: $205.00	(33,349,950)	(1,850)	(684,500)
Robinhood Markets, Inc., Expiration: 02/06/2026; Exercise Price: $109.00	(44,746,104)	(4,498)	(197,912)
ROBLOX Corp., Expiration: 02/06/2026; Exercise Price: $72.00	(29,592,000)	(4,500)	(1,237,500)
Southern Copper Corp., Expiration: 02/20/2026; Exercise Price: $185.00	(59,094,360)	(3,105)	(4,098,600)
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $150.00	(43,865,030)	(2,930)	(1,911,825)
VanEck Gold Miners ETF, Expiration: 02/06/2026; Exercise Price: $102.00	(61,220,580)	(6,499)	(594,659)
Total Call Options			(27,482,151)

Put Options - (3.3)%
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $327.50	(60,840,000)	(1,800)	(1,102,500)
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $232.50	(36,852,200)	(1,540)	(931,700)
Amplify Junior Silver Miners ETF, Expiration: 02/06/2026; Exercise Price: $33.50	(47,684,100)	(14,995)	(3,808,730)
Analog Devices, Inc., Expiration: 02/06/2026; Exercise Price: $310.00	(45,077,600)	(1,450)	(775,750)
Applied Materials, Inc., Expiration: 02/06/2026; Exercise Price: $325.00	(29,975,760)	(930)	(925,350)
Astera Labs, Inc., Expiration: 02/06/2026; Exercise Price: $155.00	(30,124,000)	(2,000)	(1,890,000)
Ciena Corp., Expiration: 02/06/2026; Exercise Price: $240.00	(37,519,690)	(1,490)	(819,500)
Coherent Corp., Expiration: 02/06/2026; Exercise Price: $217.50	(39,041,120)	(1,840)	(3,578,800)
Comfort Systems USA, Inc., Expiration: 02/20/2026; Exercise Price: $1,160.00	(35,405,100)	(310)	(2,408,700)
Direxion Daily 20 Year Plus Treasury Bull 3x Shares, Expiration: 02/06/2026; Exercise Price: $36.50	(33,237,000)	(9,000)	(378,000)
Eli Lilly & Co., Expiration: 02/06/2026; Exercise Price: $1,012.50	(22,817,300)	(220)	(497,200)
Intuit, Inc., Expiration: 02/06/2026; Exercise Price: $487.50	(17,961,120)	(360)	(246,600)
Jabil, Inc., Expiration: 02/20/2026; Exercise Price: $230.00	(45,066,100)	(1,900)	(1,197,000)
Lam Research Corp., Expiration: 02/06/2026; Exercise Price: $235.00	(64,434,960)	(2,760)	(2,428,800)
Lumentum Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $390.00	(39,184,000)	(1,000)	(3,450,000)
MongoDB, Inc., Expiration: 02/06/2026; Exercise Price: $360.00	(20,794,480)	(560)	(378,000)
NuScale Power Corp., Expiration: 02/06/2026; Exercise Price: $18.00	(35,690,664)	(20,418)	(2,542,041)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $185.00	(62,690,640)	(3,280)	(662,560)
Palantir Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $145.00	(39,579,300)	(2,700)	(1,809,000)
Quanta Services, Inc., Expiration: 02/20/2026; Exercise Price: $430.00	(71,194,500)	(1,500)	(817,500)
Reddit, Inc., Expiration: 02/06/2026; Exercise Price: $182.50	(33,349,950)	(1,850)	(2,428,125)
ROBLOX Corp., Expiration: 02/06/2026; Exercise Price: $66.00	(29,592,000)	(4,500)	(2,385,000)
Southern Copper Corp., Expiration: 02/20/2026; Exercise Price: $170.00	(59,094,360)	(3,105)	(1,024,650)
VanEck Gold Miners ETF, Expiration: 02/06/2026; Exercise Price: $95.00	(61,220,580)	(6,499)	(2,534,610)
Total Put Options			(39,020,116)
TOTAL WRITTEN OPTIONS (Premiums received $61,009,786)			$(66,502,267)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

YieldMax Ultra Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$993,261,978	$–	$–	$993,261,978
Exchange Traded Funds	142,141,680	–	–	142,141,680
Purchased Options	–	45,146,783	–	45,146,783
Total Investments	$1,135,403,658	$45,146,783	$–	$1,180,550,441

Liabilities:
Investments:
Written Options	$–	$(66,502,267)	$–	$(66,502,267)
Total Investments	$–	$(66,502,267)	$–	$(66,502,267)

Refer to the Schedule of Investments for further disaggregation of investment categories.